Leases - Carrying Amount of Assets Held under Finance Leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of recognised assets by lessee [line items]
Carrying amount of assets held under finance leases	¥ 26,540
Land and buildings [member]
Disclosure of recognised assets by lessee [line items]
Carrying amount of assets held under finance leases	2,520
Other tangible assets [member]
Disclosure of recognised assets by lessee [line items]
Carrying amount of assets held under finance leases	23,029	[1]
Property, plant and equipment [member]
Disclosure of recognised assets by lessee [line items]
Carrying amount of assets held under finance leases	25,549	[2]
Software [member]
Disclosure of recognised assets by lessee [line items]
Carrying amount of assets held under finance leases	¥ 991

[1]	Other tangible assets include mainly equipment, machinery and vehicles.
[2]	Cross-reference to Leased assets in Note 12 “Property, Plant and Equipment.”